Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Net operating losses	$ 5,960	$ 5,316
Obsolete inventories		343
Allowance for doubtful accounts	539
Provision for goods return		101
Property, plant and equipment	2,123	1,690
Total deferred tax assets	8,622	7,450
Less: valuation allowance	(8,622)	(5,316)	(1,344)	(916)
Deferred tax assets		2,134
Deferred tax liability arising from withholding tax on undistributed earnings of PRC subsidiaries		(1,379)
Net deferred tax assets		$ 755